Long-Term Debts (Details) - Schedule of Long-Term Debts - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Long-Term Debts [Line Items]
Long- term	$ 1,996,326	$ 2,653,764
Long- term (current portions)	$ 535,226	585,630
Shinhan Bank Japan [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.90%
Start date	Apr. 16, 2021
End date	Apr. 16, 2024
Long- term		989,428
Long- term (current portions)		48,095
The Shoko Chukin Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.50%
Start date	Sep. 05, 2019
End date	Apr. 25, 2024
Long- term		27,641
Long- term (current portions)	$ 26,768	41,462
The Shoko Chukin Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.11%
Start date	May 26, 2020
End date	Apr. 25, 2030
Long- term	$ 113,070	137,655
Long- term (current portions)	$ 20,237	20,897
The Shoko Chukin Bank Two [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.50%
Start date	Apr. 02, 2022
End date	Jan. 27, 2025
Long- term	$ 20,879	91,217
Long- term (current portions)	$ 67,456	69,657
Mizuho Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.83%
Start date	Mar. 25, 2020
End date	Mar. 25, 2025
Long- term	$ 6,572	20,634
Long- term (current portions)	$ 13,411	13,848
Mizuho Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	2.00%
Start date	Jan. 06, 2021
End date	Jan. 06, 2031
Long- term	$ 135,515	160,666
Long- term (current portions)	$ 20,076	20,731
Kiraboshi Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.50%
Start date	Mar. 04, 2020
End date	Mar. 31, 2030
Long- term		269,505
Long- term (current portions)		41,462
Japan Finance Corporation [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.11%
Start date	Jul. 16, 2020
End date	Jun. 30, 2030
Long- term	$ 194,071	235,229
Long- term (current portions)	$ 36,539	34,828
Musashino Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.50%
Start date	May 31, 2022
End date	Feb. 06, 2025
Long- term	$ 44,489	120,862
Long- term (current portions)	$ 72,556	63,396
Japan Finance Corporation One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.46%
Start date	Sep. 06, 2020
End date	Apr. 20, 2030
Long- term	$ 114,783	139,755
Long- term (current portions)	$ 20,558	21,229
Japan Finance Corporation Two [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.38%
Start date	Apr. 23, 2021
End date	Mar. 20, 2031
Long- term	$ 44,369	52,864
Long- term (current portions)	$ 7,395	7,050
Kiraboshi Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.50%
Start date	Jun. 27, 2023
End date	May 30, 2032
Long- term	$ 351,335
Long- term (current portions)	$ 43,499
Caizhi Linghang (Xiamen) Investment Management Co., Ltd [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	3.75%
Start date	Jan. 11, 2022
End date	Oct. 31, 2027
Long- term	$ 779,879
Long- term (current portions)
Zhongli International Financial Leasing Co. LTD [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	14.56%
Start date	Nov. 08, 2022
End date	Aug. 15, 2025
Long- term	$ 125,640	269,441
Long- term (current portions)	$ 137,061	140,578
Zhongli International Financial Leasing Co. LTD One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	13.63%
Start date	Jul. 26, 2022
End date	Jul. 26, 2025
Long- term	$ 65,724	138,867
Long- term (current portions)	$ 69,670	$ 62,397
Pledge	Vehicle